Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.7%)
	Linde plc	258,562	120,898
	Air Products & Chemicals Inc.	119,422	33,308
	Newmont Corp. (XNYS)	613,142	32,325
	Freeport-McMoRan Inc.	770,042	29,631
	Nucor Corp.	126,163	13,797
	International Paper Co.	281,448	13,456
	International Flavors & Fragrances Inc.	137,491	10,526
	Steel Dynamics Inc.	77,083	9,487
	Reliance Inc.	28,943	8,475
	CF Industries Holdings Inc.	93,350	8,468
	LyondellBasell Industries NV Class A	140,006	7,909
	United States Steel Corp.	119,861	6,451
	Royal Gold Inc.	35,326	6,292
	Mosaic Co.	170,109	6,148
*	RBC Bearings Inc.	15,284	5,592
	Eastman Chemical Co.	61,934	4,854
	Avery Dennison Corp.	26,845	4,771
	Ecolab Inc.	17,746	4,714
	Fastenal Co.	96,574	3,992
	Alcoa Corp.	132,749	3,554
	Albemarle Corp.	63,086	3,518
	FMC Corp.	66,879	2,713
	Element Solutions Inc.	120,437	2,575
	Timken Co.	34,740	2,379
	NewMarket Corp.	3,617	2,330
	Hexcel Corp.	43,802	2,317
	Celanese Corp.	43,743	2,311
*	MP Materials Corp.	69,504	1,514
	Scotts Miracle-Gro Co.	23,182	1,381
	Westlake Corp.	18,075	1,284
	Ashland Inc.	25,357	1,255
	Olin Corp.	61,829	1,200
*	Cleveland-Cliffs Inc.	173,799	1,013
	Huntsman Corp.	88,076	981
	Chemours Co.	74,445	754
			362,173
Consumer Discretionary (10.1%)
	Walmart Inc.	2,335,775	230,588
	McDonald's Corp.	362,940	113,909
	Walt Disney Co.	977,264	110,470
	Lowe's Cos. Inc.	304,065	68,637
	Home Depot Inc.	107,906	39,741
	Marriott International Inc. Class A	121,834	32,143
	TJX Cos. Inc.	249,254	31,630
	General Motors Co.	532,394	26,412
	Target Corp.	248,944	23,403
	Ford Motor Co.	2,112,470	21,927
*	Take-Two Interactive Software Inc.	95,258	21,555
	Royal Caribbean Cruises Ltd.	83,262	21,396
	Electronic Arts Inc.	142,158	20,439
	Ross Stores Inc.	134,701	18,870
	eBay Inc.	257,405	18,834
	DR Horton Inc.	152,778	18,037
	Garmin Ltd.	83,331	16,914
	Delta Air Lines Inc.	346,493	16,767
	Hilton Worldwide Holdings Inc.	62,834	15,610
	NIKE Inc. Class B	242,922	14,719
*	United Airlines Holdings Inc.	176,080	13,989
	Yum! Brands Inc.	93,336	13,435

		Shares	Market Value ($000)
	Lennar Corp. Class A	124,133	13,168
*	Warner Bros Discovery Inc.	1,305,824	13,019
*	Carnival Corp.	551,980	12,817
*	Carvana Co.	37,813	12,371
	Dollar General Corp.	118,122	11,487
	Starbucks Corp.	136,564	11,465
	PulteGroup Inc.	109,756	10,759
	Southwest Airlines Co.	321,395	10,728
*	NVR Inc.	1,502	10,688
	RB Global Inc. (XTSE)	98,438	10,365
*	Dollar Tree Inc.	108,798	9,820
	Tapestry Inc.	124,895	9,810
	Genuine Parts Co.	74,915	9,478
*	Aptiv plc	126,103	8,425
*	BJ's Wholesale Club Holdings Inc.	70,962	8,034
	Omnicom Group Inc.	104,132	7,647
	Best Buy Co. Inc.	114,639	7,598
*	Liberty Media Corp.-Liberty Formula One Class C	72,587	7,007
*	Rivian Automotive Inc. Class A	453,724	6,593
	Fox Corp. Class A	118,519	6,511
	Darden Restaurants Inc.	29,794	6,382
*	GameStop Corp. Class A	211,069	6,290
	Booking Holdings Inc.	1,086	5,994
	Service Corp. International	75,667	5,902
	Ralph Lauren Corp.	21,203	5,869
	News Corp. Class A	205,610	5,806
	Domino's Pizza Inc.	12,200	5,781
	TKO Group Holdings Inc.	36,616	5,778
	Aramark	140,770	5,701
	LKQ Corp.	139,530	5,647
	Toll Brothers Inc.	53,498	5,577
	Estee Lauder Cos. Inc. Class A	79,260	5,306
*	CarMax Inc.	77,397	4,989
	New York Times Co. Class A	86,473	4,939
	Dick's Sporting Goods Inc.	27,352	4,905
	Interpublic Group of Cos. Inc.	199,898	4,790
	Wynn Resorts Ltd.	49,810	4,510
	Lithia Motors Inc.	14,074	4,460
	Williams-Sonoma Inc.	26,758	4,328
*	Skechers USA Inc. Class A	64,592	4,007
[1]	Paramount Global Class B	322,766	3,905
*	MGM Resorts International	123,350	3,904
	BorgWarner Inc. (XNYS)	117,291	3,881
*	American Airlines Group Inc.	326,888	3,730
*	Ollie's Bargain Outlet Holdings Inc.	32,811	3,657
	Fox Corp. Class B	71,484	3,594
*	Mattel Inc.	182,208	3,451
*	Bright Horizons Family Solutions Inc.	26,336	3,403
	H&R Block Inc.	59,062	3,364
*	Alaska Air Group Inc.	65,961	3,359
*	O'Reilly Automotive Inc.	2,420	3,309
	Bath & Body Works Inc.	116,711	3,282
	Wyndham Hotels & Resorts Inc.	37,301	3,088
*	Caesars Entertainment Inc.	113,847	3,060
*	AutoZone Inc.	787	2,938
	Gentex Corp.	122,518	2,643
	Lear Corp.	29,109	2,632
*	SharkNinja Inc.	28,497	2,620
*	Floor & Decor Holdings Inc. Class A	36,024	2,583
*	Crocs Inc.	25,218	2,572
*	Dutch Bros Inc. Class A	35,578	2,569
	Boyd Gaming Corp.	33,982	2,548
	Sirius XM Holdings Inc.	115,884	2,512
*	AutoNation Inc.	13,659	2,511
	PVH Corp.	29,935	2,508
	Hyatt Hotels Corp. Class A	18,860	2,490
	Gap Inc.	109,086	2,434
	VF Corp.	188,114	2,344
	Thor Industries Inc.	27,322	2,218
	Whirlpool Corp.	28,322	2,212

		Shares	Market Value ($000)
*	Wayfair Inc. Class A	52,026	2,146
*	Planet Fitness Inc. Class A	20,698	2,128
*	Grand Canyon Education Inc.	10,485	2,074
	News Corp. Class B	60,227	1,971
	U-Haul Holding Co.	32,318	1,843
*	Liberty Media Corp.-Liberty Live Class C	24,486	1,786
*	SiteOne Landscape Supply Inc.	15,090	1,763
	Macy's Inc.	147,025	1,748
*	Madison Square Garden Sports Corp.	9,198	1,747
	Travel & Leisure Co.	35,246	1,712
*	Amer Sports Inc.	45,823	1,667
	Penske Automotive Group Inc.	10,058	1,651
*	Copart Inc.	31,966	1,646
	Nexstar Media Group Inc.	9,614	1,638
*	Ulta Beauty Inc.	3,361	1,585
	Advance Auto Parts Inc.	32,143	1,541
	Harley-Davidson Inc.	61,813	1,496
*	Birkenstock Holding plc	27,140	1,460
	Marriott Vacations Worldwide Corp.	18,698	1,231
*	Penn Entertainment Inc.	80,842	1,199
*,1	Lucid Group Inc.	530,369	1,183
*	RH	6,526	1,182
	Newell Brands Inc.	222,115	1,177
*	Etsy Inc.	20,715	1,147
*	Capri Holdings Ltd.	62,060	1,125
	Columbia Sportswear Co.	17,318	1,105
	Polaris Inc.	27,536	1,080
*	Coty Inc. Class A	204,244	1,007
*	YETI Holdings Inc.	32,269	986
*	Lyft Inc. Class A	62,391	951
*	Liberty Media Corp.-Liberty Live Class A	11,092	797
*	TripAdvisor Inc.	55,060	784
*	QuantumScape Corp.	194,595	778
*	Under Armour Inc. Class A	112,759	757
*	Liberty Media Corp.-Liberty Formula One Class A	8,104	714
*	Five Below Inc.	6,048	705
*	Avis Budget Group Inc.	5,500	670
	Leggett & Platt Inc.	71,728	650
	Dillard's Inc. Class A	1,607	636
	Hasbro Inc.	9,355	624
	Carter's Inc.	19,191	602
*	Under Armour Inc. Class C	91,373	576
	Lennar Corp. Class B	5,455	553
	Wendy's Co.	47,353	540
	Vail Resorts Inc.	3,237	518
[1]	Kohl's Corp.	59,429	483
	Choice Hotels International Inc.	2,136	271
	Playtika Holding Corp.	38,129	181
[1]	Paramount Global Class A	2,356	53
*	U-Haul Holding Co. (XNYS)	729	47
			1,359,411
Consumer Staples (6.9%)
	Procter & Gamble Co.	986,718	167,633
	Philip Morris International Inc.	836,612	151,084
	Coca-Cola Co.	892,066	64,318
	Altria Group Inc.	912,616	55,314
	Mondelez International Inc. Class A	720,648	48,637
	CVS Health Corp.	678,764	43,468
	McKesson Corp.	38,865	27,964
	Corteva Inc.	370,031	26,198
	Kenvue Inc.	1,030,150	24,590
	Kroger Co.	356,892	24,351
	Keurig Dr Pepper Inc.	682,422	22,977
	PepsiCo Inc.	155,345	20,420
	Colgate-Palmolive Co.	196,695	18,281
	General Mills Inc.	296,666	16,097
	Constellation Brands Inc. Class A	84,657	15,093
	Kimberly-Clark Corp.	104,951	15,088
	Church & Dwight Co. Inc.	131,264	12,905

		Shares	Market Value ($000)
	Kraft Heinz Co.	478,154	12,781
	Archer-Daniels-Midland Co.	256,519	12,382
	Kellanova	141,043	11,654
	Hershey Co.	67,455	10,839
	McCormick & Co. Inc.	135,511	9,856
*	US Foods Holding Corp.	116,999	9,257
	Tyson Foods Inc. Class A	151,189	8,491
	Sysco Corp.	100,080	7,306
	Casey's General Stores Inc.	16,456	7,204
*	Performance Food Group Co.	70,432	6,308
	J M Smucker Co.	55,466	6,246
	Conagra Brands Inc.	256,374	5,868
	Bunge Global SA	71,378	5,578
	Albertsons Cos. Inc. Class A	224,699	4,995
	Molson Coors Beverage Co. Class B	91,837	4,922
	Ingredion Inc.	35,227	4,901
*	Monster Beverage Corp.	76,041	4,863
	Hormel Foods Corp.	155,840	4,781
*	BellRing Brands Inc.	69,189	4,355
	Walgreens Boots Alliance Inc.	385,477	4,337
	Coca-Cola Consolidated Inc.	32,470	3,723
	Campbell's Co.	103,177	3,512
*	Post Holdings Inc.	28,039	3,101
	Brown-Forman Corp. Class B	92,690	3,090
	Lamb Weston Holdings Inc.	51,954	2,898
*	Darling Ingredients Inc.	85,314	2,658
	Flowers Foods Inc.	101,078	1,708
*	Freshpet Inc.	17,113	1,372
	Pilgrim's Pride Corp.	20,163	991
	Brown-Forman Corp. Class A	26,207	871
*	Boston Beer Co. Inc. Class A	3,726	856
	Spectrum Brands Holdings Inc.	14,164	818
*	Grocery Outlet Holding Corp.	51,257	696
	Reynolds Consumer Products Inc.	29,463	651
	Seaboard Corp.	137	367
	Smithfield Foods Inc.	13,785	322
			928,976
Energy (6.3%)
	Exxon Mobil Corp.	2,366,398	242,083
	Chevron Corp.	880,905	120,420
	ConocoPhillips	696,407	59,438
	Williams Cos. Inc.	654,744	39,619
	EOG Resources Inc.	301,414	32,725
	Kinder Morgan Inc.	1,042,945	29,244
	Marathon Petroleum Corp.	172,859	27,785
	ONEOK Inc.	333,607	26,969
	Phillips 66	222,078	25,201
	Schlumberger NV	759,595	25,105
	Valero Energy Corp.	169,818	21,901
	Baker Hughes Co.	536,977	19,895
	EQT Corp.	297,356	16,393
	Occidental Petroleum Corp.	366,312	14,938
	Expand Energy Corp.	124,096	14,411
	Cheniere Energy Inc.	58,747	13,923
	Diamondback Energy Inc.	101,458	13,651
	Coterra Energy Inc.	392,719	9,547
	Halliburton Co.	474,236	9,290
*	First Solar Inc.	57,358	9,067
	Devon Energy Corp.	265,082	8,021
	TechnipFMC plc	227,604	7,090
	Hess Corp.	53,002	7,006
*	Antero Resources Corp.	155,920	5,839
	DTE Midstream LLC	54,214	5,678
	Ovintiv Inc. (XNYS)	139,646	5,002
	Range Resources Corp.	127,476	4,849
	Permian Resources Corp.	276,619	3,488
	APA Corp.	194,818	3,314
	HF Sinclair Corp.	83,011	2,999
	Chord Energy Corp.	32,683	2,942

		Shares	Market Value ($000)
	Matador Resources Co.	58,495	2,516
	NOV Inc.	208,375	2,501
	Antero Midstream Corp.	112,439	2,112
	Viper Energy Inc.	48,550	1,927
	Civitas Resources Inc.	37,645	1,030
	New Fortress Energy Inc.	21,497	54
			837,973
Financials (21.7%)
*	Berkshire Hathaway Inc. Class B	985,088	496,445
	JPMorgan Chase & Co.	1,511,995	399,167
	Bank of America Corp.	3,583,632	158,146
	Wells Fargo & Co.	1,771,205	132,451
	S&P Global Inc.	168,417	86,374
	Blackrock Inc.	79,451	77,853
	Citigroup Inc.	1,018,504	76,714
	Morgan Stanley	580,778	74,357
	Goldman Sachs Group Inc.	118,682	71,263
	Charles Schwab Corp.	802,451	70,889
	Chubb Ltd.	217,722	64,707
	CME Group Inc.	193,446	55,906
	Intercontinental Exchange Inc.	305,763	54,976
	Marsh & McLennan Cos. Inc.	228,969	53,501
	Arthur J Gallagher & Co.	123,136	42,782
	Aon plc Class A (XNYS)	105,636	39,305
	PNC Financial Services Group Inc.	213,676	37,139
	US Bancorp	838,998	36,572
	Bank of New York Mellon Corp.	386,668	34,263
	Travelers Cos. Inc.	121,638	33,536
	KKR & Co. Inc.	258,026	31,340
	Aflac Inc.	297,059	30,757
	American International Group Inc.	335,497	28,396
	Truist Financial Corp.	718,275	28,372
	Allstate Corp.	119,267	25,031
	MetLife Inc.	311,405	24,470
*	Robinhood Markets Inc. Class A	361,422	23,908
	Hartford Insurance Group Inc.	155,706	20,217
	Prudential Financial Inc.	193,355	20,088
	Nasdaq Inc.	221,522	18,506
	Arch Capital Group Ltd.	194,057	18,443
	Willis Towers Watson plc	54,172	17,148
	M&T Bank Corp.	89,367	16,322
	Raymond James Financial Inc.	109,017	16,023
	State Street Corp.	157,524	15,166
	Progressive Corp.	49,402	14,076
	Fifth Third Bancorp	363,446	13,880
	Cboe Global Markets Inc.	56,751	13,003
	Cincinnati Financial Corp.	82,318	12,415
	Huntington Bancshares Inc.	776,796	12,141
	Interactive Brokers Group Inc. Class A	56,743	11,898
	W R Berkley Corp.	158,099	11,808
	First Citizens BancShares Inc. Class A	6,185	11,435
	Northern Trust Corp.	104,179	11,120
	T Rowe Price Group Inc.	117,983	11,042
	Regions Financial Corp.	488,815	10,480
*	Markel Group Inc.	5,203	10,103
	MSCI Inc.	17,222	9,714
	Citizens Financial Group Inc.	236,221	9,532
	Principal Financial Group Inc.	122,053	9,507
	Apollo Global Management Inc.	70,744	9,246
	Loews Corp.	96,356	8,604
	Brown & Brown Inc.	71,925	8,120
	Unum Group	97,644	7,978
	KeyCorp	497,970	7,898
	Fidelity National Financial Inc.	139,697	7,651
	Reinsurance Group of America Inc.	35,318	7,180
	RenaissanceRe Holdings Ltd.	27,589	6,881
	East West Bancorp Inc.	74,205	6,767
	Everest Group Ltd.	19,105	6,633
*	SoFi Technologies Inc.	483,524	6,431

		Shares	Market Value ($000)
	FactSet Research Systems Inc.	13,199	6,049
	Annaly Capital Management Inc.	301,298	5,710
	Assurant Inc.	27,561	5,594
	First Horizon Corp.	279,945	5,565
	Tradeweb Markets Inc. Class A	37,793	5,459
	Globe Life Inc.	44,538	5,428
	Carlyle Group Inc.	117,819	5,325
	Stifel Financial Corp.	53,396	5,031
	Corebridge Financial Inc.	152,771	4,982
	Primerica Inc.	17,880	4,838
	American Financial Group Inc.	38,587	4,784
	Webster Financial Corp.	91,651	4,718
	Old Republic International Corp.	124,656	4,712
	SEI Investments Co.	53,722	4,580
	Houlihan Lokey Inc.	25,875	4,520
	Ally Financial Inc.	127,506	4,463
	Evercore Inc. Class A	19,061	4,412
	Pinnacle Financial Partners Inc.	40,738	4,330
*	Coinbase Global Inc. Class A	17,448	4,303
	MarketAxess Holdings Inc.	19,876	4,301
	Axis Capital Holdings Ltd.	41,241	4,281
	Western Alliance Bancorp	57,689	4,177
	Commerce Bancshares Inc.	66,188	4,170
	Wintrust Financial Corp.	34,895	4,167
	AGNC Investment Corp.	464,852	4,156
	Comerica Inc.	71,209	4,065
	Cullen / Frost Bankers Inc.	31,672	4,022
	XP Inc. Class A	197,305	3,820
	Zions Bancorp NA	77,790	3,684
	SLM Corp.	113,266	3,666
	Synovus Financial Corp.	75,782	3,625
	Franklin Resources Inc.	166,520	3,603
	MGIC Investment Corp.	135,338	3,580
	Popular Inc.	33,324	3,450
	Voya Financial Inc.	51,667	3,437
	Hanover Insurance Group Inc.	19,233	3,385
	Starwood Property Trust Inc.	171,120	3,380
	Prosperity Bancshares Inc.	48,199	3,357
	Jefferies Financial Group Inc.	67,401	3,276
	RLI Corp.	41,768	3,211
	OneMain Holdings Inc.	60,696	3,146
	Rithm Capital Corp.	279,351	3,115
	Lincoln National Corp.	91,568	3,035
	First American Financial Corp.	53,647	2,994
	Invesco Ltd.	196,033	2,835
	Affiliated Managers Group Inc.	15,989	2,814
	FNB Corp.	191,154	2,651
	Columbia Banking System Inc.	111,932	2,617
	Bank OZK	57,176	2,535
	Janus Henderson Group plc	68,461	2,487
	White Mountains Insurance Group Ltd.	1,325	2,365
	Ameriprise Financial Inc.	4,556	2,320
	Assured Guaranty Ltd.	26,110	2,208
	Kemper Corp.	32,621	2,079
	TPG Inc.	42,907	2,065
*	Brighthouse Financial Inc.	31,543	1,887
	Virtu Financial Inc. Class A	42,928	1,725
	First Hawaiian Inc.	68,748	1,642
	Broadridge Financial Solutions Inc.	5,503	1,336
	BOK Financial Corp.	12,236	1,155
[1]	Rocket Cos. Inc. Class A	74,122	945
	CNA Financial Corp.	11,909	571
	TFS Financial Corp.	27,205	359
*	Credit Acceptance Corp.	707	337
	Lazard Inc.	3,781	164
	UWM Holdings Corp.	15,430	66
			2,909,145

		Shares	Market Value ($000)
Health Care (12.6%)
	Johnson & Johnson	1,298,251	201,502
	UnitedHealth Group Inc.	461,275	139,264
	Abbott Laboratories	930,852	124,343
	AbbVie Inc.	541,584	100,794
*	Boston Scientific Corp.	790,438	83,201
	Thermo Fisher Scientific Inc.	205,518	82,787
	Gilead Sciences Inc.	671,652	73,935
	Pfizer Inc.	3,051,342	71,676
	Danaher Corp.	347,376	65,967
	Medtronic plc	690,814	57,324
	Bristol-Myers Squibb Co.	1,091,587	52,702
	Stryker Corp.	136,902	52,384
	Cigna Group	131,597	41,669
	Elevance Health Inc.	105,101	40,342
*	Vertex Pharmaceuticals Inc.	69,576	30,756
	HCA Healthcare Inc.	75,191	28,677
	Becton Dickinson & Co.	155,563	26,849
	Regeneron Pharmaceuticals Inc.	51,514	25,256
*	Edwards Lifesciences Corp.	254,651	19,919
	Amgen Inc.	63,789	18,383
	Agilent Technologies Inc.	154,488	17,290
	GE HealthCare Technologies Inc.	221,595	15,631
*	Centene Corp.	271,467	15,322
	Humana Inc.	64,850	15,118
	ResMed Inc.	56,866	13,920
	STERIS plc	53,012	12,999
*	IQVIA Holdings Inc.	86,004	12,069
	Labcorp Holdings Inc.	45,214	11,257
	Quest Diagnostics Inc.	59,708	10,350
*	Biogen Inc.	78,332	10,167
	Zimmer Biomet Holdings Inc.	106,558	9,821
*	Tenet Healthcare Corp.	51,165	8,635
	Baxter International Inc.	273,851	8,352
	Cardinal Health Inc.	53,204	8,217
*	United Therapeutics Corp.	23,468	7,483
*	Hologic Inc.	119,599	7,435
	Zoetis Inc.	42,510	7,168
*	Cooper Cos. Inc.	104,933	7,165
*	Illumina Inc.	85,623	7,042
	Royalty Pharma plc Class A	207,344	6,817
	Encompass Health Corp.	53,229	6,435
*	BioMarin Pharmaceutical Inc.	101,622	5,901
	Revvity Inc.	65,180	5,894
	Universal Health Services Inc. Class B	30,401	5,787
	Viatris Inc.	637,913	5,607
*	Solventum Corp.	74,638	5,455
*	QIAGEN NV	116,896	5,276
*	Incyte Corp.	80,504	5,238
*	Avantor Inc.	364,632	4,707
*	Henry Schein Inc.	66,413	4,648
*	Moderna Inc.	173,749	4,615
*	Waters Corp.	12,370	4,320
	Bio-Techne Corp.	84,365	4,083
	Chemed Corp.	7,096	4,079
*	Charles River Laboratories International Inc.	27,441	3,722
*	Globus Medical Inc. Class A	60,218	3,564
*	Elanco Animal Health Inc. (XNYS)	264,808	3,559
*	Molina Healthcare Inc.	11,240	3,429
*	Jazz Pharmaceuticals plc	31,691	3,425
*	Exact Sciences Corp.	59,294	3,337
*	Doximity Inc. Class A	62,457	3,253
	West Pharmaceutical Services Inc.	15,349	3,236
	Teleflex Inc.	24,976	3,054
*	Repligen Corp.	25,685	3,033
*	Align Technology Inc.	16,667	3,016
*	Roivant Sciences Ltd.	224,824	2,471
*	Alnylam Pharmaceuticals Inc.	7,767	2,366
*	Bio-Rad Laboratories Inc. Class A	10,170	2,308
	Perrigo Co. plc	72,929	1,952

		Shares	Market Value ($000)
*	Masimo Corp.	11,200	1,820
	DENTSPLY SIRONA Inc.	106,613	1,704
*	Envista Holdings Corp.	92,184	1,684
*	Amedisys Inc.	17,358	1,633
	Organon & Co.	138,207	1,274
	Premier Inc. Class A	51,357	1,180
*	Acadia Healthcare Co. Inc.	48,958	1,108
*	QuidelOrtho Corp.	35,598	1,092
*	Exelixis Inc.	25,104	1,080
*	Sotera Health Co.	81,338	996
*	Enovis Corp.	30,251	947
	Bruker Corp.	21,509	789
*	Certara Inc.	64,968	738
*	Azenta Inc.	21,368	571
*	GRAIL Inc.	14,238	547
*	Ionis Pharmaceuticals Inc.	5,935	199
*	Fortrea Holdings Inc.	43,409	187
*	10X Genomics Inc. Class A	18,809	179
			1,685,486
Industrials (18.6%)
	General Electric Co.	454,700	111,815
	Accenture plc Class A	337,689	106,987
	RTX Corp.	715,599	97,665
*	Boeing Co.	336,568	69,777
	GE Vernova Inc.	146,604	69,341
	Eaton Corp. plc	212,361	67,998
	Deere & Co.	134,120	67,900
	Honeywell International Inc.	296,329	67,169
	Capital One Financial Corp.	340,815	64,465
	Caterpillar Inc.	178,880	62,256
	American Express Co.	186,373	54,803
	Parker-Hannifin Corp.	68,829	45,751
	General Dynamics Corp.	146,914	40,914
*	PayPal Holdings Inc.	539,569	37,921
	Union Pacific Corp.	171,046	37,914
	Lockheed Martin Corp.	77,176	37,228
	Emerson Electric Co.	307,453	36,704
	Johnson Controls International plc	354,901	35,976
	Northrop Grumman Corp.	73,477	35,619
	3M Co.	238,194	35,336
	Howmet Aerospace Inc.	204,678	34,773
	Trane Technologies plc	80,259	34,533
	TransDigm Group Inc.	23,371	34,319
*	Fiserv Inc.	207,845	33,835
	CRH plc	369,547	33,688
	CSX Corp.	1,037,065	32,761
	United Parcel Service Inc. Class B (XNYS)	314,205	30,648
	Norfolk Southern Corp.	121,585	30,046
	Carrier Global Corp.	381,441	27,159
	FedEx Corp.	119,196	25,997
	PACCAR Inc.	276,706	25,969
	L3Harris Technologies Inc.	101,871	24,891
	Illinois Tool Works Inc.	98,412	24,119
	Cummins Inc.	73,494	23,627
	Fidelity National Information Services Inc.	289,914	23,080
	AMETEK Inc.	124,190	22,198
	Otis Worldwide Corp.	214,662	20,468
	United Rentals Inc.	26,688	18,905
	Quanta Services Inc.	54,218	18,573
	Westinghouse Air Brake Technologies Corp.	91,703	18,553
	Ferguson Enterprises Inc.	100,384	18,304
	Ingersoll Rand Inc. (XYNS)	217,070	17,722
	Paychex Inc.	110,865	17,507
	Rockwell Automation Inc.	55,215	17,423
	Martin Marietta Materials Inc.	31,150	17,056
	Xylem Inc.	129,957	16,380
	DuPont de Nemours Inc.	224,952	15,027
*	Keysight Technologies Inc.	93,734	14,720
	Vulcan Materials Co.	52,789	13,993

		Shares	Market Value ($000)
	Equifax Inc.	52,801	13,949
	PPG Industries Inc.	124,332	13,776
	Dover Corp.	73,747	13,109
	Fortive Corp.	186,565	13,095
*	Mettler-Toledo International Inc.	11,198	12,940
*	Teledyne Technologies Inc.	24,902	12,423
	Synchrony Financial	209,054	12,052
	Smurfit WestRock plc	278,047	12,048
	Hubbell Inc.	28,799	11,220
	Amcor plc	1,220,243	11,116
	Dow Inc.	378,590	10,502
	Global Payments Inc.	136,884	10,350
*	Trimble Inc.	130,936	9,332
	Packaging Corp. of America	47,682	9,211
	Curtiss-Wright Corp.	20,514	9,028
	Snap-on Inc.	27,822	8,924
	Pentair plc	88,861	8,813
*	Block Inc. (XNYS)	137,717	8,504
	Ball Corp.	158,653	8,501
	TransUnion	98,379	8,424
	Jacobs Solutions Inc.	66,251	8,367
	Watsco Inc.	18,600	8,250
	Carlisle Cos. Inc.	20,969	7,972
	AECOM	71,158	7,817
	Graco Inc.	89,970	7,617
	Textron Inc.	100,487	7,439
	Veralto Corp.	72,993	7,374
	IDEX Corp.	40,734	7,369
	Masco Corp.	115,970	7,239
*	Affirm Holdings Inc.	139,422	7,236
	Expeditors International of Washington Inc.	62,762	7,075
	Jack Henry & Associates Inc.	39,001	7,066
	EMCOR Group Inc.	14,799	6,983
	Woodward Inc.	31,676	6,852
	Allegion plc	46,955	6,700
	ITT Inc.	44,331	6,674
	Nordson Corp.	30,513	6,468
*	Zebra Technologies Corp. Class A	21,624	6,266
	Crown Holdings Inc.	62,933	6,199
	Owens Corning	45,900	6,148
	JB Hunt Transport Services Inc.	43,580	6,051
	RPM International Inc.	52,864	6,018
	CH Robinson Worldwide Inc.	62,533	6,001
*	Builders FirstSource Inc.	55,478	5,974
	CNH Industrial NV	469,149	5,869
	nVent Electric plc	88,824	5,845
*	API Group Corp.	124,510	5,811
	AptarGroup Inc.	35,486	5,621
	Stanley Black & Decker Inc.	82,684	5,410
*	ATI Inc.	66,388	5,287
*	MasTec Inc.	33,698	5,255
	Automatic Data Processing Inc.	15,944	5,190
	BWX Technologies Inc.	39,057	4,906
	Allison Transmission Holdings Inc.	46,476	4,811
	Regal Rexnord Corp.	35,735	4,768
	Huntington Ingalls Industries Inc.	20,990	4,682
	Crane Co.	26,325	4,512
	Donaldson Co. Inc.	64,516	4,487
	Acuity Inc.	16,563	4,305
*	Middleby Corp.	28,636	4,185
*	TopBuild Corp.	14,746	4,171
	Lincoln Electric Holdings Inc.	21,404	4,144
	Toro Co.	54,395	4,122
	A O Smith Corp.	63,821	4,104
	Sherwin-Williams Co.	11,242	4,034
	Genpact Ltd.	92,247	3,971
	Tetra Tech Inc.	112,399	3,927
	WESCO International Inc.	22,621	3,798
	Esab Corp.	30,443	3,744
	Knight-Swift Transportation Holdings Inc.	84,040	3,725

		Shares	Market Value ($000)
*	Axalta Coating Systems Ltd.	117,133	3,608
	Graphic Packaging Holding Co.	159,664	3,548
	Flowserve Corp.	70,748	3,531
	Oshkosh Corp.	35,017	3,473
	Valmont Industries Inc.	10,729	3,412
*	Fair Isaac Corp.	1,965	3,392
*	Kirby Corp.	30,616	3,387
	WW Grainger Inc.	3,088	3,358
	Fortune Brands Innovations Inc.	66,257	3,339
	Ryder System Inc.	22,348	3,288
	AGCO Corp.	33,468	3,279
	Air Lease Corp.	56,258	3,241
	MSA Safety Inc.	19,885	3,241
	Simpson Manufacturing Co. Inc.	20,596	3,207
*	FTI Consulting Inc.	18,939	3,109
	Vontier Corp.	80,651	2,883
*	Mohawk Industries Inc.	28,148	2,832
	MKS Inc.	33,812	2,779
*	Gates Industrial Corp. plc	127,362	2,694
	Littelfuse Inc.	13,097	2,686
	Cognex Corp.	87,490	2,622
*	GXO Logistics Inc.	63,293	2,604
	Landstar System Inc.	18,952	2,601
	Advanced Drainage Systems Inc.	23,521	2,586
*	WEX Inc.	19,363	2,574
	Robert Half Inc.	54,262	2,485
	Silgan Holdings Inc.	44,580	2,455
*	Euronet Worldwide Inc.	22,248	2,409
	Armstrong World Industries Inc.	15,402	2,397
	Sonoco Products Co.	52,646	2,397
	Sealed Air Corp.	73,766	2,375
	Cintas Corp.	9,484	2,148
	Sensata Technologies Holding plc	80,404	2,095
*	Spirit AeroSystems Holdings Inc. Class A	54,526	2,038
	MSC Industrial Direct Co. Inc. Class A	24,709	2,006
*	Generac Holdings Inc.	15,908	1,943
*	Core & Main Inc. Class A	34,847	1,910
	WillScot Holdings Corp.	67,888	1,830
*	BILL Holdings Inc.	40,759	1,780
	Brunswick Corp.	35,073	1,775
*	Amentum Holdings Inc.	83,467	1,724
	ADT Inc.	199,304	1,658
*	Everus Construction Group Inc.	27,327	1,583
*	Saia Inc.	5,905	1,561
*	Standard Aero Inc.	49,452	1,450
	Crane NXT Co.	26,254	1,407
	Western Union Co.	149,581	1,388
*	AZEK Co. Inc.	22,676	1,123
*	Hayward Holdings Inc.	76,758	1,071
	ManpowerGroup Inc.	25,011	1,049
	Louisiana-Pacific Corp.	10,335	931
	Eagle Materials Inc.	4,412	892
	Schneider National Inc. Class B	25,025	580
	Vestis Corp.	61,534	379
*	Loar Holdings Inc.	2,072	180
*,1	Ardagh Group SA	8,833	78
			2,501,340
Real Estate (4.7%)
	Prologis Inc.	497,250	54,001
	Welltower Inc.	331,627	51,163
	Equinix Inc.	49,062	43,607
	Digital Realty Trust Inc.	178,262	30,576
	Realty Income Corp.	468,927	26,551
	Crown Castle Inc.	233,914	23,473
	Public Storage	72,144	22,250
	Simon Property Group Inc.	129,485	21,115
*	CBRE Group Inc. Class A	164,455	20,560
	VICI Properties Inc.	566,748	17,972
	Extra Space Storage Inc.	112,502	17,005

		Shares	Market Value ($000)
*	CoStar Group Inc.	223,242	16,422
	AvalonBay Communities Inc.	76,273	15,771
	Ventas Inc.	225,196	14,476
	Equity Residential	203,206	14,253
	SBA Communications Corp.	57,704	13,381
	Invitation Homes Inc.	329,197	11,094
	Weyerhaeuser Co.	391,959	10,156
	Mid-America Apartment Communities Inc.	62,435	9,780
	Essex Property Trust Inc.	34,339	9,749
	Sun Communities Inc.	67,804	8,370
	Kimco Realty Corp.	354,394	7,534
	WP Carey Inc.	116,541	7,314
	UDR Inc.	176,515	7,313
	Regency Centers Corp.	97,108	7,006
	American Homes 4 Rent Class A	181,570	6,872
	Iron Mountain Inc.	67,181	6,631
	Gaming & Leisure Properties Inc.	140,160	6,545
	Healthpeak Properties Inc.	375,806	6,543
	Camden Property Trust	55,623	6,535
	Alexandria Real Estate Equities Inc.	92,165	6,469
	Equity LifeStyle Properties Inc.	101,615	6,460
	Host Hotels & Resorts Inc.	374,714	5,804
	BXP Inc.	84,415	5,684
	Omega Healthcare Investors Inc.	145,169	5,371
	CubeSmart	120,143	5,137
*	Zillow Group Inc. Class C	69,791	4,684
	EastGroup Properties Inc.	26,371	4,471
	Federal Realty Investment Trust	45,418	4,337
	Lamar Advertising Co. Class A	34,972	4,216
	NNN REIT Inc.	100,193	4,184
	Rexford Industrial Realty Inc.	118,231	4,166
	Agree Realty Corp.	54,740	4,122
	Brixmor Property Group Inc.	161,242	4,097
*	Jones Lang LaSalle Inc.	17,582	3,916
	Vornado Realty Trust	94,210	3,549
	First Industrial Realty Trust Inc.	71,059	3,512
	STAG Industrial Inc.	97,322	3,463
	Healthcare Realty Trust Inc.	190,123	2,757
*	Zillow Group Inc. Class A	39,079	2,586
	Americold Realty Trust Inc.	152,975	2,535
	Cousins Properties Inc.	89,810	2,521
	EPR Properties	40,187	2,238
	Kilroy Realty Corp.	62,876	2,025
	Rayonier Inc.	83,105	1,970
	Millrose Properties Inc.	66,391	1,850
	Highwoods Properties Inc.	56,273	1,671
[1]	Medical Properties Trust Inc.	318,787	1,457
	Lineage Inc.	33,057	1,411
	National Storage Affiliates Trust	37,711	1,297
*	Howard Hughes Holdings Inc.	16,695	1,140
	Park Hotels & Resorts Inc.	109,535	1,135
*	Seaport Entertainment Group Inc.	4,169	81
			624,334
Technology (6.9%)
	International Business Machines Corp.	493,712	127,901
	Texas Instruments Inc.	430,579	78,731
	Analog Devices Inc.	266,657	57,059
	Micron Technology Inc.	593,226	56,036
	Intel Corp.	2,332,644	45,603
*	MicroStrategy Inc. Class A	116,483	42,989
	Roper Technologies Inc.	57,437	32,755
*	Advanced Micro Devices Inc.	294,563	32,617
	Marvell Technology Inc.	424,182	25,531
	Amphenol Corp. Class A	265,045	23,835
	Cognizant Technology Solutions Corp. Class A	267,686	21,680
	Corning Inc.	412,342	20,448
	Salesforce Inc.	75,591	20,060
	Microchip Technology Inc.	285,264	16,557
*	ANSYS Inc.	46,921	15,522

		Shares	Market Value ($000)
	Dell Technologies Inc. Class C	124,633	13,868
	Hewlett Packard Enterprise Co.	706,200	12,203
*	Zoom Communications Inc.	141,869	11,527
	VeriSign Inc.	41,866	11,407
	Leidos Holdings Inc.	71,554	10,627
*	ON Semiconductor Corp.	228,487	9,601
*	Western Digital Corp.	185,852	9,581
	HP Inc.	382,205	9,517
	SS&C Technologies Holdings Inc.	115,631	9,344
*	F5 Inc.	31,113	8,879
	Jabil Inc.	52,693	8,853
	Gen Digital Inc. (XNGS)	292,348	8,326
*	Twilio Inc. Class A	66,004	7,769
*	Nutanix Inc. Class A	96,368	7,390
	CDW Corp.	35,916	6,478
*	Fortinet Inc.	62,535	6,365
*	Akamai Technologies Inc.	80,101	6,082
	NetApp Inc.	60,261	5,975
	Skyworks Solutions Inc.	86,408	5,965
	Applied Materials Inc.	35,475	5,561
	Amdocs Ltd.	59,643	5,473
	QUALCOMM Inc.	37,242	5,407
*	Guidewire Software Inc.	23,997	5,160
*	Astera Labs Inc.	56,314	5,109
*	CACI International Inc. Class A	11,859	5,076
*	Coherent Corp.	67,072	5,073
*	DoorDash Inc. Class A	24,136	5,036
*	Okta Inc.	48,160	4,969
	TD SYNNEX Corp.	40,520	4,917
*	EPAM Systems Inc.	27,491	4,797
*	Kyndryl Holdings Inc.	122,133	4,768
*	Dayforce Inc.	72,454	4,281
*	PTC Inc.	25,093	4,224
*	MACOM Technology Solutions Holdings Inc.	33,556	4,081
*	Maplebear Inc.	89,355	4,081
	Match Group Inc.	134,531	4,028
*	Qorvo Inc.	50,094	3,808
	KBR Inc.	65,492	3,418
*	Arrow Electronics Inc.	28,206	3,339
	Science Applications International Corp.	26,193	3,026
*	Cirrus Logic Inc.	28,491	2,802
	Paycom Software Inc.	10,127	2,624
*	Dropbox Inc. Class A	83,182	2,401
	Dolby Laboratories Inc. Class A	32,316	2,400
*	Unity Software Inc.	91,429	2,384
*	Sandisk Corp.	62,018	2,337
	Avnet Inc.	46,166	2,309
*	CCC Intelligent Solutions Holdings Inc.	258,877	2,273
*	SentinelOne Inc. Class A	127,639	2,248
*	Tyler Technologies Inc.	3,427	1,977
*	GLOBALFOUNDRIES Inc.	52,781	1,889
*	Onto Innovation Inc.	19,556	1,798
	Universal Display Corp.	12,445	1,784
*	Allegro MicroSystems Inc.	62,953	1,596
*	Parsons Corp.	24,604	1,595
	Dun & Bradstreet Holdings Inc.	162,897	1,468
*	ZoomInfo Technologies Inc.	152,974	1,461
*	DXC Technology Co.	95,876	1,457
*	IAC Inc.	39,909	1,435
	Concentrix Corp.	24,975	1,398
*	Pure Storage Inc. Class A	21,165	1,134
	Amkor Technology Inc.	60,837	1,096
*	Informatica Inc. Class A	43,177	1,037
*	IPG Photonics Corp.	14,522	962
*	Clarivate plc	216,345	913
	Teradyne Inc.	7,467	587
*	Globant SA	5,665	556
*	DoubleVerify Holdings Inc.	33,506	460
*	nCino Inc.	17,224	453
*	Lattice Semiconductor Corp.	9,788	440

		Shares	Market Value ($000)
*	UiPath Inc. Class A	32,438	432
*,1	Trump Media & Technology Group Corp.	16,429	350
*	Angi Inc.	21,031	329
	Ingram Micro Holding Corp.	7,051	135
*,1	Wolfspeed Inc.	83,193	99
			931,332
Telecommunications (4.1%)
	Cisco Systems Inc.	2,148,076	135,415
	AT&T Inc.	3,863,367	107,402
	Verizon Communications Inc.	2,267,844	99,694
	Comcast Corp. Class A	2,018,059	69,764
	T-Mobile US Inc.	253,475	61,392
*	Charter Communications Inc. Class A	49,745	19,713
	Motorola Solutions Inc.	46,460	19,299
	Juniper Networks Inc.	175,121	6,292
*	Ciena Corp.	76,071	6,090
*	Frontier Communications Parent Inc.	131,832	4,776
*	Liberty Broadband Corp. Class C	45,888	4,304
*	Roku Inc.	57,697	4,181
*	Lumentum Holdings Inc.	36,489	2,637
	Iridium Communications Inc.	54,972	1,396
*	Liberty Global Ltd. Class A	87,920	847
*	Liberty Global Ltd. Class C	83,897	829
*	Liberty Broadband Corp. Class A	5,611	521
	Ubiquiti Inc.	1,237	489
*,2	GCI Liberty Inc.	26,959	—
			545,041
Utilities (5.1%)
	NextEra Energy Inc.	1,106,561	78,167
	Southern Co.	589,277	53,035
	Duke Energy Corp.	415,196	48,877
	Constellation Energy Corp.	142,494	43,624
	American Electric Power Co. Inc.	286,658	29,666
	Republic Services Inc.	110,397	28,404
	Sempra	340,807	26,784
	Dominion Energy Inc.	450,850	25,550
	Exelon Corp.	538,278	23,587
	Public Service Enterprise Group Inc.	268,246	21,736
	Xcel Energy Inc.	309,212	21,676
	PG&E Corp.	1,174,503	19,826
	Consolidated Edison Inc.	186,315	19,468
	Entergy Corp.	229,366	19,102
	WEC Energy Group Inc.	170,164	18,282
	DTE Energy Co.	111,228	15,199
	American Water Works Co. Inc.	104,936	15,003
	Ameren Corp.	143,093	13,863
	PPL Corp.	397,113	13,800
	FirstEnergy Corp.	309,687	12,988
	CenterPoint Energy Inc.	347,188	12,929
	Atmos Energy Corp.	83,289	12,883
	Eversource Energy	197,388	12,793
	Edison International	204,612	11,387
	CMS Energy Corp.	160,157	11,248
	NRG Energy Inc.	64,122	9,997
	NiSource Inc.	251,325	9,937
	Alliant Energy Corp.	137,747	8,572
	Evergy Inc.	119,775	7,954
*	Clean Harbors Inc.	27,382	6,210
	Pinnacle West Capital Corp.	61,050	5,570
	Essential Utilities Inc.	135,305	5,213
	OGE Energy Corp.	107,681	4,789
	UGI Corp.	115,664	4,171
	National Fuel Gas Co.	48,150	3,974
	AES Corp.	381,140	3,846
	IDACORP Inc.	28,585	3,400
[1]	Brookfield Renewable Corp. (XTSE)	73,541	2,161
	MDU Resources Group Inc.	109,145	1,876
	Clearway Energy Inc. Class C	46,113	1,419

		Shares	Market Value ($000)
	Clearway Energy Inc. Class A	16,668	481
			689,447
Total Common Stocks (Cost $11,745,017)			13,374,658
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $27,768)	277,707	27,768
Total Investments (99.9%) (Cost $11,772,785)			13,402,426
Other Assets and Liabilities—Net (0.1%)			19,892
Net Assets (100%)			13,422,318
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,039.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,516 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	45	13,311	286
E-mini S&P Mid-Cap 400 Index	June 2025	5	1,502	(5)
				281

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Block Inc.	8/29/25	BANA	2,161	(4.337)	—	(7)
Carrier Global Corp.	8/29/25	BANA	4,984	(4.337)	—	—
Caterpillar Inc.	8/29/25	BANA	15,313	(4.337)	13	—
Devon Energy Corp.	8/29/25	BANA	2,118	(4.337)	—	(8)
United Parcel Service Inc.	8/29/25	BANA	7,608	(4.337)	101	—
					114	(15)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $3,166 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,374,580	78	—	13,374,658
Temporary Cash Investments	27,768	—	—	27,768
Total	13,402,348	78	—	13,402,426
Derivative Financial Instruments
Assets
Futures Contracts[1]	286	—	—	286
Swap Contracts	—	114	—	114
Total	286	114	—	400
Liabilities
Futures Contracts[1]	(5)	—	—	(5)
Swap Contracts	—	(15)	—	(15)
Total	(5)	(15)	—	(20)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.